Interest expense (Tables)	12 Months Ended
Dec. 31, 2016
Interest Expense [Abstract]
Net interest expense

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Gross interest expense	451	475	548
Capitalized interest	(39)	(60)	(70)
Interest expense	412	415	478